UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                   2/17/04
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $306,933
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number              Name

1.                                              Coatue Capital, L.L.C.
2.                                              Coatue Offshore Fund, Ltd.
3.                                              Coatue Qualified Partners, L.P.
----          -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE

Coatue Management LLC
Form 13F Information
                                                            Value              Sh/ Put/ Investment    Other      Voting Authority
Name of Issuer                  Title of Class  Cusip      (x 1000)    Shares  Prn Call Discretion   Managers  Sole    Shared  None
AMDOCS                          ORDINARY        G02602103   13,690    609,000  SH      SHARED        1, 2, 3     0     609,000  0
AMERICA MOVIL SA DE CV          SPONSORED ADR   02364W105   10,417    381,000  SH      SHARED        1, 2, 3     0     381,000  0
ARMOR HOLDINGS INC              COMMON           42260109    9,866    375,000  SH      SHARED        1, 2, 3     0     375,000  0
AUTHENTIDATE HOLDING CORP       COMMON           52666104    4,704    395,000  SH      SHARED        1, 2, 3     0     395,000  0
AVANEX                          COMMON          05348W109    5,617  1,125,698  SH      SHARED        1, 2, 3     0   1,125,698  0
BOOKHAM TECHNOLOGY PLC          SPONSORED ADR   09856Q108    1,567    626,962  SH      SHARED        1, 2, 3     0     626,962  0
BOSTON COMMUNICATIONS GROUP     COMMON          100582105    3,654    393,325  SH      SHARED        1, 2, 3     0     393,325  0
CAL-MAINE FOODS INC             COMMON          128030202    3,487     95,000  SH      SHARED        1, 2, 3     0      95,000  0
CAPTIVA SOVTWARE CORP DEL       COMMON          14073T109      506     39,900  SH      SHARED        1, 2, 3     0      39,900  0
CAREER EDUCATION CORP           COMMON          141665109   25,047    622,286  SH      SHARED        1, 2, 3     0     622,286  0
CERADYNE INC                    COMMON          156710105    9,707    285,000  SH      SHARED        1, 2, 3     0     285,000  0
CORINTHIAN COLLEGES INC         COMMON          218868107    3,530     63,600  SH      SHARED        1, 2, 3     0      63,600  0
CORNING INCORPORATED            COMMON          219350105    2,440    233,900  SH      SHARED        1, 2, 3     0     233,900  0
CREE RESEARCH INC               COMMON          225447101    3,407    192,583  SH      SHARED        1, 2, 3     0     192,583  0
DUN & BRADSTREET CORP DEL NEW   COMMON          26483E100   16,648    328,300  SH      SHARED        1, 2, 3     0     328,300  0
FIRST DATA CORPORATION          COMMON          319963104    5,917    144,000  SH      SHARED        1, 2, 3     0     144,000  0
FTI CONSULTING                  COMMON          302941109   12,089    517,300  SH      SHARED        1, 2, 3     0     517,300  0
GREY GLOBAL GROUP               COMMON          39787M108    2,712      3,970  SH      SHARED        1, 2, 3     0       3,970  0
HOMESTORE INC                   COMMON          437852106    2,299    485,973  SH      SHARED        1, 2, 3     0     485,973  0
IMAX CORPORATION                COMMON          45245E109    6,382    800,000  SH      SHARED        1, 2, 3     0     800,000  0
INTERACTIVECORP                 COMMON          45840Q101    3,186     93,907  SH      SHARED        1, 2, 3     0      93,907  0
JDS UNIPHASE CORPORATION        COMMON          46612J101    4,186  1,150,000  SH      SHARED        1, 2, 3     0   1,150,000  0
KVH INDUSTRIES INC              COMMON          482738101    8,271    300,000  SH      SHARED        1, 2, 3     0     300,000  0
MANNATECH INC                   COMMON          563771104    2,188    200,000  SH      SHARED        1, 2, 3     0     200,000  0
NETFLIX.COM INC                 COMMON          64110L106      791     14,460  SH      SHARED        1, 2, 3     0      14,460  0
R.H. DONNELLEY CORP (NEW)       COMMON          74955W307   17,239    432,700  SH      SHARED        1, 2, 3     0     432,700  0
SCANSOFT INC                    COMMON          80603P107    2,494    468,747  SH      SHARED        1, 2, 3     0     468,747  0
SCHOLASTIC CORPORATION          COMMON          807066105    1,723     50,610  SH      SHARED        1, 2, 3     0      50,610  0
SINA CORP                       COMMON          G81477104   21,060    624,000  SH      SHARED        1, 2, 3     0     624,000  0
SOHU.COM INC                    COMMON          83408W103   10,323    345,146  SH      SHARED        1, 2, 3     0     345,146  0
SONUS NETWORKS INC              COMMON          835916107    1,014    134,510  SH      SHARED        1, 2, 3     0     134,510  0
SYLVAN LEARNING SYS INC         COMMON          871399101   11,350    394,229  SH      SHARED        1, 2, 3     0     394,228  0
TASER INTL INC                  COMMON          87651B104    9,061    110,000  SH      SHARED        1, 2, 3     0     110,000  0
USANA HEALTH SCIENCES           COMMON          90328M107   10,812    350,000  SH      SHARED        1, 2, 3     0     350,000  0
WEBEX COMMUNICATIONS INC        COMMON          94767L109   26,238  1,302,805  SH      SHARED        1, 2, 3     0   1,302,805  0
WEBSENSE INC                    COMMON          947684106   30,782  1,051,662  SH      SHARED        1, 2, 3     0   1,051,662  0
ZIX CORPORATION                 COMMON          98974P100    2,589    297,920  SH      SHARED        1, 2, 3     0     297,920  0
                                                   TOTAL:  306,993

02984.0001 #464383